Net debt (Details) - USD ($) $ in Millions	Jun. 27, 2026	Dec. 31, 2025	Jun. 28, 2025
Net debt
Bank overdrafts, borrowings and loans - current	$ 508	$ 83	$ 18
Corporate bond	2,670	2,478	2,603
Private placement notes	410	550	625
Borrowings	3,588	3,111	3,246
Cash and cash equivalents	(754)	(557)	(676)
Asset balance on derivatives - interest rate swaps	(12)	(11)	(31)
Net debt excluding lease liabilities	2,822	2,543	2,539
Non-current lease liabilities	132	149	144
Current lease liabilities	65	67	64
Net debt	3,019	2,759	2,747
Cash at bank	504	457	476
Cash equivalents	$ 250	$ 100	$ 200